Transactions With Non-controlling Interests - Summary of Effect on Equity Attributed to the Company from Transactions with Non-controlling Interests (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 TWD ($)
Effect on the equity	$ (1,444,224)
Non-controlling interests [member]
Effect on the equity	(2,637,316)
Capital surplus [member]
Effect on the equity	1,091,305
ThaiLin Semiconductor Corp. [member] | Non-controlling interests [member]
Effect on the equity	2,637,316
Consideration paid to non-controlling interests	(2,921,041)
ThaiLin Semiconductor Corp. [member] | Foreign currency translation reserve [member]
Effect on the equity	(17,964)
ThaiLin Semiconductor Corp. [member] | Capital surplus [member]
Effect on the equity	26,189
ThaiLin Semiconductor Corp. [member] | Unappropriated retained earnings [member]
Effect on the equity	$ (275,500)